Taxation Paid	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Taxation paid	Taxation paid

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Amount payable/(receivable) at beginning of the year	22.4	(115.9)	(121.3)
SA and foreign current taxation recognised in profit or loss	(458.3)	(475.1)	(424.4)
Amount (receivable)/payable at end of the year[1]	13.6	(22.4)	115.9
Translation	0.5	1.7	(19.0)
Total taxation paid	(421.8)	(611.7)	(448.8)
[1]Amount (receivable)/payable comprises as follows:

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Non-current taxation receivable*	(75.7)	—	—
Current taxation receivable	(6.4)	(76.0)	—
Taxation payable	95.7	53.6	115.9
Taxation (receivable)/payable at the end of the year	13.6	(22.4)	115.9
*The non-current taxation receivable of US$75.7 million (CAD100.3 million) (2022: current taxation receivable of US$76.0 million (CAD100.3 million)) at
31 December 2023 relates to the withholding tax deducted and paid to the Canadian tax authority in 2022 on the Yamana break fee which has been classified as non-current in 2023. Gold Fields continues to believe that it will recover the withholding tax from the Canadian tax authority.